Derivatives and hedge accounting - Maturity derivatives designated in net investment hedging (Details) - -  hedges of net investments in foreign operations - - Derivatives - – FX forwards and Cross currency swaps - Net payer and receiver swap - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	€ (11,066)	€ (12,916)
Less than 1 month
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	(6,683)	(8,681)
1 to 3 months
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	(4,298)	(4,158)
3 to 12 months
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	(86)	(76)
1 to 2 years
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument
2 to 3 years
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument
3 to 4 years
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument
4 to 5 years
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument
>5 years
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument